Assets and Liabilities Held for Sale/Discontinued Operations- Profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill (Details) - USD ($)
$ in Millions
	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Vessel and rig operating expenses	$ (10)	$ (45)	$ (64)	$ (65)
Depreciation and amortization	(4)	(22)	(28)	(28)
Selling, general and administrative expenses	(1)	(8)	(10)	(6)
Net profit/(loss) before tax	(33)	274	(15)	(233)
Income/(loss) from discontinued operations	(33)	274	(15)	(233)
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Contract revenues	18	86	101	98
Total operating revenues	18	86	101	98
Total operating expenses	15	75	102	99
Operating profit	3	11	(1)	(1)
Interest income	0	0	0	1
Interest expense	0	0	0	(11)
Reorganization items, net	(32)	0	(14)	0
Other financial items	0	(1)	0	(2)
Net profit/(loss) before tax	(29)	10	(15)	(13)
Income tax expense	0	(2)	(5)	(5)
Income/(loss) from discontinued operations	$ (29)	$ 8	$ (20)	$ (18)